Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Sep. 27, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 27, 2013:

(Dollars in Millions)	Operating Leases
Fiscal 2014	$115
Fiscal 2015	95
Fiscal 2016	78
Fiscal 2017	58
Fiscal 2018	40
Thereafter	83
Total minimum lease payments	$469

Schedule of change in asset retirement obligation
The following table provides a summary of the changes in the Company’s asset retirement obligations:

(Dollars in Millions)
Balance at September 28, 2012	$57
Transfer to Mallinckrodt	(47)
Balance at September 27, 2013	$10